Quarterly Holdings Report
for
Fidelity® Series Overseas Fund
January 31, 2026
SOV-NPRT1-0426
1.9898562.106
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Rio Tinto Ltd	2,800	295,489
Rio Tinto PLC	948,860	86,568,610

TOTAL AUSTRALIA		86,864,099
BELGIUM - 1.4%
Financials - 1.4%
Banks - 1.4%
KBC Group NV	1,704,465	240,224,085
CANADA - 0.6%
Information Technology - 0.0%
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	105,870	7
Materials - 0.6%
Metals & Mining - 0.6%
Franco-Nevada Corp	433,400	101,451,853
TOTAL CANADA		101,451,860
CHINA - 1.0%
Communication Services - 1.0%
Interactive Media & Services - 1.0%
Tencent Holdings Ltd	2,195,100	168,719,355
DENMARK - 2.6%
Industrials - 2.2%
Air Freight & Logistics - 2.2%
DSV A/S	1,313,300	368,745,816
Materials - 0.4%
Chemicals - 0.4%
Novonesis Novozymes B Series B	1,158,920	70,947,716
TOTAL DENMARK		439,693,532
FRANCE - 8.9%
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 0.4%
Accor SA	1,161,968	63,164,756
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA	68,629	165,057,903
LVMH Moet Hennessy Louis Vuitton SE	225,400	145,474,207
		310,532,110
TOTAL CONSUMER DISCRETIONARY		373,696,866
Consumer Staples - 0.7%
Food Products - 0.7%
Danone SA	1,558,613	122,132,836
Industrials - 3.9%
Aerospace & Defense - 2.7%
Safran SA	1,251,200	447,043,034
Electrical Equipment - 1.2%
Legrand SA	1,220,700	194,894,530
TOTAL INDUSTRIALS		641,937,564
Information Technology - 0.3%
IT Services - 0.3%
Alten SA	504,301	49,376,066
Materials - 1.8%
Chemicals - 1.8%
Air Liquide SA	1,658,726	310,617,084
TOTAL FRANCE		1,497,760,416
GERMANY - 9.3%
Financials - 3.9%
Capital Markets - 0.6%
Deutsche Boerse AG	403,360	102,140,990
Insurance - 3.3%
Allianz SE	818,533	360,418,231
Hannover Rueck SE	671,416	190,052,074
		550,470,305
TOTAL FINANCIALS		652,611,295
Health Care - 0.7%
Health Care Providers & Services - 0.7%
Fresenius SE & Co KGaA	2,165,800	121,198,977
Industrials - 2.9%
Aerospace & Defense - 1.5%
Rheinmetall AG	119,300	251,925,933
Electrical Equipment - 1.4%
Siemens Energy AG (a)	1,397,700	239,485,193
TOTAL INDUSTRIALS		491,411,126
Information Technology - 0.4%
Software - 0.4%
SAP SE	313,994	62,726,093
Materials - 1.4%
Construction Materials - 1.4%
Heidelberg Materials AG	876,100	239,938,207
TOTAL GERMANY		1,567,885,698
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	1,990,300	173,401,355
ITALY - 5.5%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	2,569,800	63,115,450
Financials - 4.3%
Banks - 4.3%
FinecoBank Banca Fineco SpA	7,832,885	207,513,274
Intesa Sanpaolo SpA	34,304,500	242,854,997
UniCredit SpA	3,153,967	274,855,794
TOTAL FINANCIALS		725,224,065
Health Care - 0.6%
Health Care Equipment & Supplies - 0.0%
GVS SpA (a)(d)(e)	785,238	3,858,091
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	1,751,193	96,191,489
TOTAL HEALTH CARE		100,049,580
Industrials - 0.2%
Machinery - 0.2%
Interpump Group SpA	667,300	38,663,301
TOTAL ITALY		927,052,396
JAPAN - 20.5%
Communication Services - 1.5%
Entertainment - 1.5%
Capcom Co Ltd	4,034,100	102,824,869
Nintendo Co Ltd	2,553,300	158,114,529
TOTAL COMMUNICATION SERVICES		260,939,398
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.3%
Food & Life Cos Ltd	853,100	46,695,594
Household Durables - 0.5%
Panasonic Holdings Corp	6,443,500	88,344,882
TOTAL CONSUMER DISCRETIONARY		135,040,476
Consumer Staples - 1.3%
Food Products - 1.3%
Ajinomoto Co Inc	9,384,700	213,454,019
Financials - 4.4%
Banks - 2.9%
Mitsubishi UFJ Financial Group Inc	16,914,400	306,326,019
Mizuho Financial Group Inc	4,086,300	177,418,732
		483,744,751
Insurance - 1.5%
Tokio Marine Holdings Inc	6,810,239	253,834,967
TOTAL FINANCIALS		737,579,718
Health Care - 2.2%
Health Care Equipment & Supplies - 2.2%
Hoya Corp	2,258,760	377,578,969
Industrials - 6.9%
Industrial Conglomerates - 3.0%
Hitachi Ltd	14,696,500	509,970,548
Machinery - 3.2%
Ebara Corp	3,907,700	117,564,301
Kawasaki Heavy Industries Ltd	1,074,900	89,424,512
Mitsubishi Heavy Industries Ltd	10,744,791	316,368,974
		523,357,787
Professional Services - 0.5%
BayCurrent Inc	2,562,331	90,085,571
Trading Companies & Distributors - 0.2%
Sumitomo Corp	893,400	36,280,163
TOTAL INDUSTRIALS		1,159,694,069
Information Technology - 3.4%
IT Services - 1.4%
NEC Corp	5,506,700	185,383,219
TIS Inc	1,608,976	46,763,854
		232,147,073
Semiconductors & Semiconductor Equipment - 1.4%
Advantest Corp	1,301,600	214,508,323
Renesas Electronics Corp	1,803,300	29,980,686
		244,489,009
Technology Hardware, Storage & Peripherals - 0.6%
FUJIFILM Holdings Corp	4,772,200	95,325,934
TOTAL INFORMATION TECHNOLOGY		571,962,016
TOTAL JAPAN		3,456,248,665
NETHERLANDS - 5.3%
Information Technology - 5.3%
Semiconductors & Semiconductor Equipment - 5.3%
ASM International NV	292,527	246,120,935
ASML Holding NV	455,966	653,812,402

TOTAL NETHERLANDS		899,933,337
SINGAPORE - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Sea Ltd Class A ADR (a)	1,086,500	126,566,385
SPAIN - 8.0%
Financials - 5.8%
Banks - 5.8%
Banco Santander SA	43,031,536	549,429,624
CaixaBank SA	32,621,300	430,607,342
TOTAL FINANCIALS		980,036,966
Utilities - 2.2%
Electric Utilities - 2.2%
Iberdrola SA	16,463,900	370,153,771
Iberdrola SA	214,894	4,820,663
TOTAL UTILITIES		374,974,434
TOTAL SPAIN		1,355,011,400
SWEDEN - 2.3%
Industrials - 2.3%
Building Products - 1.5%
Assa Abloy AB B Shares	5,822,500	235,426,568
Machinery - 0.8%
Indutrade AB	6,095,275	143,015,714
TOTAL INDUSTRIALS		378,442,282
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(c)	206,997	3,206,906
TOTAL SWEDEN		381,649,188
SWITZERLAND - 2.6%
Financials - 2.3%
Capital Markets - 0.8%
Partners Group Holding AG	97,090	131,873,100
Insurance - 1.5%
Zurich Insurance Group AG	348,800	248,143,985
TOTAL FINANCIALS		380,017,085
Health Care - 0.3%
Pharmaceuticals - 0.3%
Galderma Group AG	286,190	53,345,524
TOTAL SWITZERLAND		433,362,609
TAIWAN - 2.4%
Information Technology - 2.4%
Semiconductors & Semiconductor Equipment - 2.4%
Taiwan Semiconductor Manufacturing Co Ltd	7,311,684	403,089,593
UNITED KINGDOM - 15.3%
Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 3.0%
Compass Group PLC	9,603,087	287,952,775
InterContinental Hotels Group PLC	1,681,841	226,712,167
TOTAL CONSUMER DISCRETIONARY		514,664,942
Consumer Staples - 1.6%
Tobacco - 1.6%
British American Tobacco PLC	4,518,000	272,948,651
Financials - 3.0%
Banks - 2.5%
NatWest Group PLC	45,697,400	416,521,987
Capital Markets - 0.5%
3i Group PLC	1,836,791	84,380,565
TOTAL FINANCIALS		500,902,552
Industrials - 5.7%
Aerospace & Defense - 4.1%
BAE Systems PLC	7,198,155	195,407,911
Rolls-Royce Holdings PLC	29,401,200	491,499,172
		686,907,083
Professional Services - 0.8%
Intertek Group PLC	738,548	45,112,834
RELX PLC	2,335,510	82,798,545
		127,911,379
Trading Companies & Distributors - 0.8%
Diploma PLC	1,887,870	137,429,799
TOTAL INDUSTRIALS		952,248,261
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Halma PLC	4,210,696	204,194,855
Utilities - 0.8%
Electric Utilities - 0.8%
SSE PLC	3,938,400	130,902,377
TOTAL UNITED KINGDOM		2,575,861,638
UNITED STATES - 10.0%
Health Care - 2.8%
Health Care Equipment & Supplies - 0.7%
Alcon AG	1,396,746	112,780,396
Pharmaceuticals - 2.1%
Roche Holding AG non-voting shares	781,833	355,530,681
TOTAL HEALTH CARE		468,311,077
Industrials - 4.1%
Commercial Services & Supplies - 1.2%
Waste Connections Inc	1,247,700	208,736,504
Electrical Equipment - 2.7%
Schneider Electric SE	1,588,931	455,549,652
Professional Services - 0.2%
Experian PLC	822,203	31,140,723
TOTAL INDUSTRIALS		695,426,879
Materials - 3.1%
Construction Materials - 3.1%
CRH PLC	2,086,300	255,383,983
Holcim AG	2,607,900	268,793,331
TOTAL MATERIALS		524,177,314
TOTAL UNITED STATES		1,687,915,270
TOTAL COMMON STOCKS (Cost $11,903,284,185)		16,522,690,881

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $445,727,283)	3.70	445,638,155	445,727,283

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $12,349,011,468)	16,968,418,164
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(81,615,945)
NET ASSETS - 100.0%	16,886,802,219

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,206,906 or 0.0% of net assets.

(c)	Level 3 security.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,858,091 or 0.0% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,858,091 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/2021 - 10/30/2024	13,688,300

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	250,184,713	1,340,169,640	1,144,615,534	4,121,820	(11,536)	-	445,727,283	445,638,155	0.8%
Fidelity Securities Lending Cash Central Fund	-	285,307,388	285,297,409	51,423	(9,979)	-	-	-	0.0%
Total	250,184,713	1,625,477,028	1,429,912,943	4,173,243	(21,515)	-	445,727,283

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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